EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2018
Property, plant and equipment [abstract]
Schedule of equipment
	Furniture and fixtures	Computer equipment	Total

Cost
Balance, September 30, 2016, and 2017	$154,318	$43,359	$197,677
Disposals	(154,318)	(43,359)	(197,677)
Balance, September 30, 2018	-	-	-

Accumulated Amortization
Balance, September 30, 2016	$49,594	$20,353	$69,947
Amortization expense	20,945	6,903	27,848
Balance, September 30, 2017	70,539	27,256	97,795
Amortization expense	12,567	3,623	16,190
Disposals	(83,106)	(30,879)	(113,985)
Balance, September 30, 2018	$-	$-	$-

Net Book Value
Balance, September 30, 2017	$83,779	$16,103	$99,882
Balance, September 30, 2018	$-	$-	$-